Note 3 - Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total	$ 9,101	$ 20,849	$ 32,633
Cash Equivalents [Member]
Cash equivalents	9,101	18,353	11,662
US Government Agencies Debt Securities [Member]
Government securities		2,496	20,971
Fair Value, Inputs, Level 1 [Member]
Total	9,101	20,849	32,633
Fair Value, Inputs, Level 1 [Member] | Cash Equivalents [Member]
Cash equivalents	9,101	18,353	11,662
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member]
Government securities		2,496	20,971
Fair Value, Inputs, Level 2 [Member]
Total
Fair Value, Inputs, Level 2 [Member] | Cash Equivalents [Member]
Cash equivalents
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Government securities
Fair Value, Inputs, Level 3 [Member]
Total
Fair Value, Inputs, Level 3 [Member] | Cash Equivalents [Member]
Cash equivalents
Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member]
Government securities